Debt and Capital Leases (Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended			12 Months Ended																1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 7.250% Senior notes, due 2014	Jan. 31, 2011 7.250% Senior notes, due 2014 Part One	Jan. 31, 2011 7.250% Senior notes, due 2014 Part Two	Feb. 28, 2011 7.250% Senior notes, due 2014 Part Three	Jun. 30, 2011 7.375% Senior notes, due 2016	May 31, 2011 7.375% Senior notes, due 2016 Part One	May 31, 2011 7.375% Senior notes, due 2016 Part Two	Jun. 30, 2011 7.375% Senior notes, due 2016 Part Three	Dec. 31, 2011 7.375% Senior notes, due 2017 February 1, 2012 to February 1, 2013	Dec. 31, 2011 7.375% Senior notes, due 2017 February 1, 2013 to February 1, 2014	Dec. 31, 2011 7.375% Senior notes, due 2017 February 1, 2014 to February 1, 2015	Dec. 31, 2011 7.375% Senior notes, due 2017 February 1, 2015 and thereafter	Dec. 31, 2011 8.50% Senior Notes due 2019 Prior to June 15, 2012	Dec. 31, 2011 8.50% Senior Notes due 2019 Prior to June 15, 2014	Dec. 31, 2011 8.50% Senior Notes due 2019 June 15, 2014 to June 14, 2015	Dec. 31, 2011 8.50% Senior Notes due 2019 June 15, 2015 to June 14, 2016	Dec. 31, 2011 8.50% Senior Notes due 2019 June 15, 2016 to June 14, 2017	Dec. 31, 2011 8.50% Senior Notes due 2019 June 15, 2017 and thereafter	Dec. 31, 2011 8.25% Senior notes, due 2020 Prior to September 1, 2013	Dec. 31, 2011 8.25% Senior notes, due 2020 Prior to September 1, 2015	Dec. 31, 2011 8.25% Senior notes, due 2020 On or after September 1, 2015	Dec. 31, 2011 8.25% Senior notes, due 2020 On or after September 1, 2016	Dec. 31, 2011 8.25% Senior notes, due 2020 On or after September 1, 2017	Dec. 31, 2011 8.25% Senior notes, due 2020 September 1, 2018 and thereafter	Jan. 31, 2011 7.625% Senior notes, due 2018	Jan. 26, 2011 7.625% Senior notes, due 2018	Dec. 31, 2011 7.625% Senior notes, due 2018 Prior to January 15, 2018	May 31, 2011 7.625% Senior notes, due 2019 and 7.875% Senior notes, due 2021	May 24, 2011 7.625% Senior notes, due 2019	Dec. 31, 2011 7.625% Senior notes, due 2019 Prior To May 15, 2014	Dec. 31, 2011 7.625% Senior notes, due 2019 May 15, 2014 to May 14, 2015	Dec. 31, 2011 7.625% Senior notes, due 2019 May 15, 2015 to May 14, 2016	Dec. 31, 2011 7.625% Senior notes, due 2019 May 15, 2016 and thereafter	May 24, 2011 7.875% Senior notes, due 2021	Dec. 31, 2011 7.875% Senior notes, due 2021 Prior to May 15, 2016	Dec. 31, 2011 7.875% Senior notes, due 2021 May 15, 2016 to May 14, 2017	Dec. 31, 2011 7.875% Senior notes, due 2021 May 15, 2017 to May 14, 2018	Dec. 31, 2011 7.875% Senior notes, due 2021 May 15, 2018 to May 14, 2019	Dec. 31, 2011 7.875% Senior notes, due 2021 May 15, 2019 and thereafter	Dec. 31, 2011 7.625% Senior notes, due 2019	Dec. 31, 2011 Recourse Debt [Member] 7.250% Senior notes, due 2014	Dec. 31, 2010 Recourse Debt [Member] 7.250% Senior notes, due 2014	Dec. 31, 2011 Recourse Debt [Member] 7.375% Senior notes, due 2016	Dec. 31, 2010 Recourse Debt [Member] 7.375% Senior notes, due 2016	Dec. 31, 2011 Recourse Debt [Member] 7.375% Senior notes, due 2017	Dec. 31, 2010 Recourse Debt [Member] 7.375% Senior notes, due 2017	Dec. 31, 2011 Recourse Debt [Member] 8.50% Senior Notes due 2019	Dec. 31, 2010 Recourse Debt [Member] 8.50% Senior Notes due 2019	Jun. 05, 2009 Recourse Debt [Member] 8.50% Senior Notes due 2019	Dec. 31, 2011 Recourse Debt [Member] 8.25% Senior notes, due 2020	Dec. 31, 2010 Recourse Debt [Member] 8.25% Senior notes, due 2020	Dec. 31, 2011 Recourse Debt [Member] 7.625% Senior notes, due 2018	Dec. 31, 2010 Recourse Debt [Member] 7.625% Senior notes, due 2018	Dec. 31, 2011 Recourse Debt [Member] 7.625% Senior notes, due 2019	Dec. 31, 2010 Recourse Debt [Member] 7.625% Senior notes, due 2019	Dec. 31, 2011 Recourse Debt [Member] 7.875% Senior notes, due 2021	Dec. 31, 2010 Recourse Debt [Member] 7.875% Senior notes, due 2021	Dec. 31, 2011 7.625% Senior notes, due 2018	Dec. 31, 2011 7.875% Senior notes, due 2021
Debt Instrument [Line Items]
Redemption of senior notes					$ 945.0	$ 2.0	$ 253.0		$ 1,700.0	$ 0.4	$ 666.0
Redemption percentage (as a percent)					102.063%	100.063%	101.813%		103.938%	102.938%	103.688%
Loss on extinguishment of debt	175	2	20	28				115
Debt instrument, principal amount																													1,200			800					1,200															700
Net proceeds from issuance of debt																												$ 1,195			$ 2,000
Debt instrument, interest rate, stated percentage (as a percent)																													7.625%			7.625%	7.625%				7.875%						7.625%	7.25%	7.25%	7.375%	7.375%	7.375%	7.375%	8.50%	8.50%		8.25%	8.25%	7.625%	7.625%	7.625%	7.625%	7.875%	7.875%	7.625%	7.875%
Minimum percentage of principal outstanding of holders or trustees with right to declare the series as due and payable in the event of default (as a percent)	25.00%
Maximum redeemable percentage of principal prior to maturity (as a percent)																35.00%						35.00%											35.00%					35.00%
Redemption percentage, prior to maturity (as a percent)												103.688%	102.458%	101.229%	100.00%	108.50%		104.25%	102.83%	101.42%	100.00%	108.25%		104.125%	102.75%	101.375%	100.00%						107.625%	103.813%	101.906%	100.00%		107.875%	103.938%	102.625%	101.313%	100.00%
Percentage of principal amount that is the base redemption price prior to maturity (as a percent)																	100.00%						100.00%							100.00%			100.00%					100.00%
Percentage of principal amount paid as a premium on redemption of notes prior to maturity (as a percent)																	1.00%						1.00%							1.00%			1.00%					1.00%
Percentage of principal amount used to determine premium on redemption prior to maturity (as a percent)																	104.25%						104.125%										103.813%					103.938%
Percentage above Treasury rate over the principal amount of the note used as a discount (as a percent)																	0.50%						0.50%							0.50%			0.50%					0.50%